Share-Based Compensation (Details 6)	12 Months Ended
Dec. 31, 2012
Stock Options 2007 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	39.94%
Expected term (years)	4 years 4 months 15 days
Risk-free interest rate	2.4776%
Stock Options 2009 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	51.52%
Expected term (years)	4 years 4 months 15 days
Risk-free interest rate	2.00%